RICHARDSON & PATEL LLP
10900 WILSHIRE BLVD., SUITE 500
LOS ANGELES, CA 90024
July 14, 2008
VIA EDGAR AND FEDERAL EXPRESS
Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington, D.C. 20549-6010
Attn: Amanda McManus

Re:	T3 Motion, Inc. Registration Statement on Form S-1 Filed May 13, 2008 File No. 333-150888
Dear Ms. McManus:
     On behalf of T3 Motion, Inc. (the “Company” or “T3 Motion”), set forth below is the Company’s responses to the comments received from the staff (“Staff”) of the Securities and Exchange Commission in the letter dated June 12, 2008. We have reproduced the Staff’s comments in bold type for your convenience and have followed the comment with the Company’s response. References in this letter to “we”, “our”, or “us” mean the Company or its advisors, as the context may require.
General
1.	Revise throughout to remove marketing language, unsubstantiated statistics and claims of fact that cannot be substantiated. Examples include, on page 1, your assertion that your product “enhances public relations,” your references to the 65,000 to 70,000 annual police car purchases as well as $5,000 in upgrades and your claims that golf carts and in-plant personnel carriers may grow over 5.2% per year through 2010, on page 9, your reference your “highly qualified and experienced management team with extensive experience in product design” and “leading presence in law enforcement” and on page 31, your statements that the T3 is “easy-to operate” and “environmentally friendly.” These are examples only. Please revise throughout to address similar disclosures.

Response: The Amendment to the Registration Statement on Form S-1 (File No. 333-150888) (“S-1”) has been revised to remove marketing language, unsubstantiated statistics and claims of fact that we could not substantiate. In certain sections, we changed the S-1 to correspond with updated data. If requested, we can supply the publications and data research to support the references to statistics remaining in the document.
2.	We note references throughout to third party sources for statistics and industry data. Please confirm that this data was publicly available at no or a nominal cost. Otherwise, provide a consent of the third party source to referencing them and their materials, as required by Rule 436 of the Securities Act of 1933.

Response: The data referenced to third party sources was publicly available and obtained at no or nominal cost.
Prospectus Summary, page 1
3.	Revise the first paragraph to disclose your assets, revenues and loss for the most recent audited period and interim stub. Disclose your auditor’s going concern opinion and discuss the fact that your historical cash needs have significantly outpaced your cash inflow, addressing whether or when you expect cash inflow to match cash requirements, if ever. This financial portrait will provide a context for investors to evaluate the rest of the disclosure.

Response: We have revised the S-1 beginning on page 1 to include summary financial data including assets, revenues and losses for the fiscal year ended December 31, 2007 and the interim period ended March 31, 2008.

We have disclosed our auditor’s going concern opinion and our cash requirements information. We have also discussed when our management believes that cash inflow will match our anticipated cash requirements. See page 2.
4.	Tell us why the information in the second paragraph on page 8 is relevant to an understanding of your business or remove it.

Response: We have removed such information from the S-1. See page 3.
Future Products, page 8
5.	The present disclosure in this section and in the same section on page 34 is not sufficiently detailed to provide an appropriate picture of the state of development of your future anticipated projects and does not indicate that there is no guarantee of delivery success. In addition, considering that these products appear to be in the very early concept phases, this disclosure does not appear appropriate for the summary.

Response: We have revised the S-1 to provide a more specific and detailed disclosure of the state of development of our future product developments. See page 3.

Risk Factors, page 11
6.	Include a risk factor discussing the fact that your ability to sell shares may be substantially limited considering the significant number of shares offered by the selling security-holders and that you may have to find alternate means of funding your operations, including further dilutive transactions.

Response: Revised as requested in the S-1. See page 6.
If we are unable to continue as a going concern... page 11
7.	Discuss your recent and anticipated cash needs. Disclosure your cash at hand as of the most recent date practicable and your monthly burn rate. Include the ongoing reporting costs associated with being a public company.

Response: We discussed the recent and anticipated cash needs and have disclosed our cash position as of March 31, 2008 in this risk factor. We have disclosed our historical burn rate by including the amount of cash used in operations for the three months ended March 31, 2008. We have discussed the additional legal, accounting, and other costs associated with becoming a public company in the risk factor as well. See page 7.
The products we sell are inherently risky...page 13
8.	The text of this risk factor does not actually discuss the risks associate with product liability claims and related damages payable. Revise accordingly.

Response: We have revised the risk factor to discuss product liability claims and related damages payable and other associated costs. See page 8.
We are dependent on a single third party manufacturer...page 13
9.	Identify the single third party manufacturer and clarify whether you depend on this company to manufacture your end product or simply one component thereof.

Response: We have revised this risk factor to disclose the information requested. The single party manufacturer makes a component, not our end product. See page 9.
Our Management determined the offering price... page 19
10.	Explain or delete the reference to “this Memorandum.”

Response: We have deleted the reference. See page 14.
Dilution, page 23

11.	Disclose whether the calculations assume the exercise of outstanding warrants. If it does not, please tell us why you think this is a reasonable method for making such calculations.

Response: We have revised the S-1 to include the effects of the warrants exercised. We have also updated the information as of March 31, 2008. See page 18.
Selling Security Holders, page 25
12.	We note that Eric Scaff is an affiliate of a broker-dealer. Please revise your disclosure to confirm that Mr. Scaff purchased the securities offered for sale in the ordinary course of business and at the time of the purchase of the securities to the resold, Mr. Scaff had no agreements or understandings, direct or indirect, with any person to distribute the securities.

Response: We revised our S-1 to reflect that Mr. Scaff purchased the securities offered for sale in the ordinary course of business and at the time of the purchase of the securities to the resold, Mr. Scaff had no agreements or understandings, direct or indirect, with any person to distribute the securities. See page 22.
Description of Securities, page 30
13.	Revise the first paragraph for clarity. Are you authorized to issue 50,000,000 shares or 100,000,000 shares?

Response: We revised the S-1 to reflect that the authorized number of shares is 100,000,000. See page 25.
14.	Remove the statement that all outstanding shares are fully paid and non assessable as this is legal conclusion.

Response: Removed as requested. See page 25.
Our Operations, page 33
15.	Explain what a “global supply chain” is and when you anticipate having this in place. Discuss the nature and terms of the agreements you have with regional distributors and manufacturing representative companies.

Response: We have revised the S-1 to change the reference from “global supply chain” to “multi-source supply chain.” We have also described the nature and terms of agreements with our distributors and manufacturing representatives. See page 28.
Growth Strategies and Marketing, page 35

16.	Expand your discussion in the third bullet point on page 36 to explain the terms of your “strategic relationships” and discuss the terms of your contracts with these companies. Revise also the sixth bullet point to identify the product your reference in the final sentence.

Response: We revised the S-1 to describe our strategic relationships as partnership arrangements. There are no formal agreements with these companies, as we have a vendor-vendee partnership. The sixth bullet point has been further revised to identify such product. See page 31.
17.	Remove references to the high profile events and venues on page 37 unless you already have actual contracts with them.

Response: Revised as requested in the S-1 to delete references to future high profile events and venues, as we do not have a formal contract, just verbal, non-binding commitments. See page 32.
Employees, page 37
18.	Clarify whether you have any employees or if they are all employees of My Ventures. Also, discuss whether you simply pay their salaries or if My Ventures receives additional amounts for their services.

Response: We have revised the S-1 to further disclose the relationship with My Ventures. See page 33.
Intellectual Properties and Licenses, page 38
19.	Explain in more detail what parts of your products are represented by the items discussed in the 2 paragraphs under the chart, and explain the relevance of the content of [South] Korea.

Response: Please note that, at this time, T3 Motion will only be using this licensed product from Immersive Media in South Korea. We have explained the market reason for the South Korea content in this section. See page 33.
Current Customers, page 38
20.	Quantify the number of unit orders you have. Tell us why you chose to list the named companies under this heading.

Response: We have deleted the list of named companies. See page 34.
Director Compensation, page 45
21.	Discuss what services were given in exchange for the amounts show in the table.

Response: We have revised the S-1 to reflect the services provided by our directors. See page 39.
Certain Relationships and Related Transactions, page 52
22.	Revise substantially to identify the related party involved and update all disclosures to a recent date. Discuss what you mean when you say that your majority stockholder “contributed” to your equity. Did he receive shares in exchange?

Response: We have identified the related party involved and updated the disclosures to as of March 31, 2008 on page 44. We discussed that the majority stockholder contributed capital to us but received no additional shares. From an accounting perspective, he received additional paid-in capital for his equity.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 55
23.	Identify the material items associated with cost of revenues.

Response: We explained the material items constituting cost of revenues on pages 53 and 56 of the S-1.
Liquidity and Capital Resources, page 60
24.	Clarify whether you raised $6.6 million or $6 million. Were these 2 different offerings or the same?

Response: The total amount of equity raised was $6.6 million, which includes the $6.0 million from Vision Capital. When discussing our arrangements with Vision Capital, we reference the $6.0 million. See pages 54 and 56.
Off-balance sheet arrangements, page 62
25.	Define the “arrangements described above” that you reference.

Response: We deleted the clause “arrangements described above” on page 58 of the S-1 as no such arrangements exist.
     Note 2- Summary of Significant Accounting Policies, page F-8

26.	Please add disclosure in your financial statements to described concentrations such as the one described in Risk Factors as it relates to your dependency on a single third party manufacturer. As your business grows, consider similar disclosures for available sources of supplies, revenue from a particular product, volume of business with a particular customer, or market and geographic area in which you conduct business in accordance with paragraph 22 of SOP 94-6.

Response: We advise the Staff that we have disclosed in the accounts receivable and inventory notes to our financial statements, the concentration of the vendors/customers as required. Please note that we did not include the reliance on a single manufacturer due to the fact that if necessary, we can secure the materials from other sources.
27.	We note that cash and cash equivalents represents a substantial amount of your total assets. Please disclose a policy for determining which items are treated as cash equivalents as provided in paragraph 10 of SFAS 95. In view of the materiality of this asset, please also detail the nature and amount of each material type of cash equivalents in a table at each balance sheet date. The table in the notes should also include a pro forma column giving effect to amounts invested from the proceeds of the offerings after the balance sheet date as provided in our comment below. Please revise accordingly.

Response: We revised the S-1 on page F-7 to further clarify the policy and also state that all of our excess funds are invested in MMA’s, therefore, we did not include the table as requested due to this statement.
Segments, page F-12
28.	Reference is made to the Business — Overview disclosures on page 7 and 31 where you maintain an international division in the United Kingdom and sale distributors in South Korea and People’s Republic of China. Although you may have only one reportable business segment, please provide the appropriate geographic area information for revenues and long-lived assets as provided in paragraph 38 of SFAS 131.

Response: Even though we discuss these geographic regions, as of the date of this filing, our sales for these regions are nominal as they represent 0.35% of total sales. As we move forward and our regional sales grow, we will provide the segment information as requested. We have distribution agreements, but to date the distributors have not sold our product.
Note 10 — Subsequent Events, page F-24
29.	Although your consolidated financial statements currently require an update to March 31, 2008 (see our comment below), we note that you have sold a significant amount of common stock subsequent to this most recent balance sheet date (through May 12, 2008) in which a total of approximately $6.64 million have been raised. In view of the material amount of subsequent sales of common stock, please present pro forma balance sheet information as of the most recent balance sheet included in the filing that gives effect to the amount of subsequent sales of common stock that have occurred after the most recent balance sheet date. This pro forma balance sheet information should be alongside the historical balance sheet and reflect the impact of your capital raising offerings of common stock and the proceeds from these sales, accordingly.
Response: We have included the updated financial information as required in Rule 3-12 of Regulation S-X. These updated financial statements include the proceeds from Vision Capital’s Opportunity Master Fund investment which closed before March 31, 2008, which represents approximately 90% of the total proceeds raised. The remaining $640,000 had closed after March 31, 2008.

We believe that these updated financial statements provide an accurate account of the substantial portion of the proceeds from the offering. We have updated our subsequent events disclosure to reflect the anticipated use of proceeds for the offering.
30.	Reference is made to the March 31, 2008 transaction with Immersive where you acquired a GeoImmersive License Agreement that enables you to resell data in their mapping database. In your updated consolidated financial statements, please completely and clearly disclose the accounting treatment including a significant accounting policy for this item.
     Response: We have included the accounting policy for intangible assets on page F-24 of the S-1. We also have the accounting policy to determine fair value and impairments that relate to the treatment of this asset on page F-24.
Part II
Item 17. Undertakings, page 71
31.	We note the undertaking in paragraph number 5; however, because you have included the price on the cover page, it does not appear that you will rely on Rule 430A. Please revise to include the correct undertaking.

Response: We have revised the S-1 to include the correct undertaking on page II-3:
Exhibit 5.1
32.	With respect to already outstanding shares, have counsel opine that the shares are legally issued, fully paid and non assessable, rather than the current opinion that they will be so.

Response: Our counsel has revised the opinion as requested. Please see page revised exhibit.

Other
33.	As of the current date, you should furnish updated March 31, 2008 unaudited consolidated financial statements. However, your consolidated financial statements should continue to be updated, as necessary, to comply with Rule 3-12 of Regulation S-X at the effective date of the registration statement.

Response: We have included our consolidated financial statements for the three month period ended March 31, 2008. We will continue to update the S-1 in accordance with Rule 3-12 of Regulation S-X at the effective date of the S-1.
34.	Provide a currently dated consent from the independent public accountant in the amendment.

Response: We have included a currently dated consent from the independent public accountant in the S-1. See Exhibit 23.1
* * * * *
     We hope that the information contained in this letter satisfactorily addresses the comments by the Staff. Please do not hesitate to contact the undersigned by telephone at (310) 208-1182, or by facsimile at (310) 208-1154.

Very truly yours, RICHARDSON & PATEL, LLP /s/ Ryan S. Hong Ryan S. Hong, Esq.